Incentive Compensation Units (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-based compensation, performance shares award outstanding activity
The following table summarizes the activity related to the Class B Units for the period from December 31, 2016 through January 31, 2017, the date at which they were all canceled or converted:

	Class B Units
	Employee		Non-employee		Total Class B Units
	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
Balance, December 31, 2016	9,915	$4.2	39,638	$2.5	49,553	$2.9
Granted	85	14	9,753	—	9,838	0.1
Converted to RSAs	(245)	(3.4)	(485)	(0.8)	(730)	(1.7)
Canceled	(555)	(8.2)	(17,114)	(0.4)	(17,669)	(0.6)
Converted to Units of affiliated entities	(9,200)	(4)	(31,792)	(2.9)	(40,992)	(3.2)
Balance, January 31, 2017	—	$—	—	$—	—	$—

The following tables summarize awards and activity of the Units for the years ended December 31, 2016, 2015, and 2014:

	Class B Units
	Employee		Non-employee		Total Class B Units
	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
Units outstanding January 1, 2014	8,855	$4.1	15,678	$14.5	24,533	$10.7
Conversion of Class C Units	378	0.7	—	—	378	0.7
Granted	1,904	7.4	10,119	2.7	12,023	3.5
Forfeited	(1,420)	(4.1)	(274)	(12.5)	(1,694)	(5.5)
Units outstanding December 31, 2014	9,717	4.6	25,523	4.5	35,240	4.5
Granted	300	10.1	4,321	1.4	4,621	1.9
Forfeited	(85)	(9.4)	(179)	(2.1)	(264)	(4.4)
Units outstanding December 31, 2015	9,932	4.6	29,665	3.5	39,597	3.8
Granted	90	13.1	10,442	0.7	10,532	0.8
Forfeited/Canceled	(107)	(4.4)	(469)	(0.5)	(576)	(1.2)
Units outstanding December 31, 2016(1)	9,915	$4.2	39,638	$2.5	49,553	$2.9

(1)	Included in units outstanding are 6,879 performance-based units at December 31, 2016.

	Class C Units
	Employee		Non-employee		Total Class B Units
	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value	Number of Units	Weighted Average Fair Value
Units outstanding January 1, 2014	7,100	$2.8	14,250	$3.7	21,350	$3.4
Conversion of Class C Units	(7,100)	(2.8)	(14,250)	(3.7)	(21,350)	(3.4)
Units outstanding December 31, 2014	—	$—	—	$—	—	$—

Schedule of share-based compensation, restricted stock and restricted stock units
The following tables summarize the status of non-vested RSUs and RSAs as of June 30, 2017 and changes during the period from January 31, 2017 through June 30, 2017:

	RSUs		RSAs		Total Share-Based Awards
	Number	Weighted Average Grant-Date Fair Value (Actual $)	Number	Weighted Average Grant-Date Fair Value (Actual $)	Number	Weighted Average Grant-Date Fair Value (Actual $)
Balance, January 1, 2017	—	$—	—	$—	—	$—
Granted	4,467,409	20.53	62,529	15.50	4,529,938	20.46
Vested(1)	(1,446,351)	(20.00)	(54,729)	(15.71)	(1,501,080)	(19.85)
Forfeited	(83,909)	(20.00)	—	—	(83,909)	(20.00)
Balance, June 30, 2017	2,937,149	$20.80	7,800	$14.01	2,944,949	$20.79

(1)
All vested RSAs and RSUs are included in basic EPS for the period during which they are outstanding. However, the vested RSUs will not settle with the individual awardees until August 7, 2017, and therefore are not included in legally outstanding shares of common stock as of June 30, 2017.

Schedule of share-based payment awards, stock options, valuation assumption
The following table summarizes the significant inputs utilized in these models:

June 30, 2017
Expected volatility(1)	25%
Risk-free rate	1.40%
Expected holding period (years)	0.52-2.52

(1)	Expected volatility is estimated based on the leverage adjusted historical volatility of certain of our peer companies over a historical term commensurate with the remaining expected holding period.

The following table summarizes the significant inputs utilized in this model:

	December 31, 2016	December 31, 2015
Expected volatility(1)	30%-42%	27%-34%
Risk-free rate	0.34%	1.31%
Expected holding period (years)	0.3	3.0

(1)	Expected volatility is estimated based on the leverage adjusted historical volatility of certain of our peer companies over a historical term commensurate with the remaining expected holding period.

Schedule of compensation cost for share-based payment arrangements, allocation of share-based compensation costs by plan
During the six months ended June 30, 2017 and 2016, we recognized $52,460 and $8,312 respectively, of share-based compensation expense, comprised of the following:

	Share-Based Compensation Expense for the Six Months Ended June 30,
	2017		2016
	General and Administrative	Property Management Expense	General and Administrative	Property Management Expense	Unrecognized Expense at June 30, 2017
Class B Units	$11,998	$3	$8,059	$253	$—
RSUs	35,339	5,356	—	—	47,554
RSAs	(186)	(50)	—	—	19
Total	$47,151	$5,309	$8,059	$253	$47,573
During the three months ended June 30, 2017 and 2016, we recognized $8,216 and $4,106 respectively, of share-based compensation expense, comprised of the following:

	Share-Based Compensation Expense for the Three Months Ended June 30,
	2017		2016
	General and Administrative	Property Management Expense	General and Administrative	Property Management Expense
Class B Units	$—	$—	$4,008	$98
RSUs	6,876	1,336	—	—
RSAs	4	—	—	—
Total	$6,880	$1,336	$4,008	$98